Commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission expense [abstract]
Commissions assigned to third parties	€ 2,686	€ 2,644	€ 2,554
Cards	1,854	1,891	1,872
By collection and return of effects	30	24	18
Other fees assigned	802	729	664
Other commissions paid	1,906	1,620	1,523
Brokerage fees on lending and deposit transactions	84	105	77
Sales of insurance and pension funds	459	358	340
Other fees and commissions	1,363	1,157	1,106
Total commission expense	€ 4,592	€ 4,264	€ 4,077